Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 4,077,271	$ 1,941,068
Accrued liabilities	569,725
Accrued interest payable	430,186	1,215,190	$ 57,772
Total accounts payable and accrued liabilities	5,077,182	3,156,258	367,145
Total accounts payable and accrued liabilities - related parties		1,941,068	309,373
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities	2,185,113	95,750	238,510
Accrued director fees	106,650	117,150	57,000
Accrued bonuses	37,715	110,000
Total accounts payable and accrued liabilities - related parties	$ 2,329,478	$ 322,900	$ 295,510